Income taxes	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Income taxes	Income taxes

	2021	2020
	$	$
Current tax expense (recovery)	161	(53)
Deferred tax expense	11	389
	172	336

Income tax (receivable) payable as at December 31, 2021 was $(34) (2020 - $66). During the year ended December 31, 2021, the Company paid income taxes of $252.
Rate reconciliation

A reconciliation of income tax expense and the product of accounting loss before income tax multiplied by the combined Canadian federal and provincial statutory income tax rate is as follows:

	2021	2020
	$	$
Loss before income taxes	(13,429)	(7,680)
Statutory tax rate	26.5%	26.5%

Tax at statutory rate	(3,559)	(2,035)
Foreign tax rate differential	124	71
Effect of permanent differences	477	1,164
Foreign exchange	545	(865)
Change in unrecognized deferred tax asset	2,585	2,001
Income tax expense	172	336

Recognized deferred tax assets and liabilities

The components of deferred tax assets and liabilities are as follows:

	2021	2020
	$	$
Deferred tax assets
Non-capital loss carry forwards	654	—
Unrealized foreign exchange losses	—	65
Non-deductible reserves	319	361
Property, plant and equipment and other assets	303	109
Pension	52	—
Financing charges	372	247
Other	186	—
	1,886	782
Deferred tax liabilities
Unrealized foreign exchange gains	(26)	—
Contract asset	(1,133)	(710)
Intangible assets	(394)	(424)
Property, plant and equipment and other assets	(559)	(288)
Other	(466)	(67)
	(2,578)	(1,489)
Net deferred tax liabilities	(692)	(707)
Unrecognized deferred tax assets

Deferred tax assets have not been recognized in respect of the following attributes because it is not probable that future taxable profit will be available against which the Company can realize the benefits:

	2021	2020
	$	$
Non-capital loss carry forwards	11,385	7,828
Other deductible temporary differences	5,893	6,906
Total unrecognized deferred tax assets	17,278	14,734

Tax losses carried forward

Tax losses for which no deferred tax asset was recognized expire as follows:

	2021	Expiry date	2020	Expiry date
	$		$
Expire	31,993	2036-2041	19,361	2036-2040
Never expire	12,044	Indefinite	12,002	Indefinite
	44,037		31,363